Stock Plans, Share-Based Payments and Warrants - Summary of Options Exercisable Vested and Expected to Vest (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Exercisable	297,531	252,450
Shares, Vested and expected to vest	795,472	723,374
Weighted Average Exercise Price, Exercisable	$ 5.82	$ 4.91
Weighted Average Exercise Price, Vested and expected to vest	$ 5.10	$ 4.92